Derivative financial instruments	12 Months Ended
Dec. 31, 2017
Financial Instruments [Abstract]
Derivative financial instruments
Derivative financial instruments
In the normal course of business the group enters into derivative financial instruments (derivatives) to manage its normal business exposures in relation to commodity prices, foreign currency exchange rates and interest rates, including management of the balance between floating rate and fixed rate debt, consistent with risk management policies and objectives. An outline of the group’s financial risks and the objectives and policies pursued in relation to those risks is set out in Note 27. Additionally, the group has a well-established entrepreneurial trading operation that is undertaken in conjunction with these activities using a similar range of contracts.
For information on significant estimates and judgements made in relation to the valuation of derivatives see Derivative financial instruments within Note 1.
The fair values of derivative financial instruments at 31 December are set out below.
Exchange traded derivatives are valued using closing prices provided by the exchange as at the balance sheet date. These derivatives are categorized within level 1 of the fair value hierarchy.
Over-the-counter (OTC) financial swaps and physical commodity sale and purchase contracts are generally valued using readily available information in the public markets and quotations provided by brokers and price index developers. These quotes are corroborated with market data and are categorized within level 2 of the fair value hierarchy.
In certain less liquid markets, or for longer-term contracts, forward prices are not as readily available. In these circumstances, OTC financial swaps and physical commodity sale and purchase contracts are valued using internally developed methodologies that consider historical relationships between various commodities, and that result in management’s best estimate of fair value. These contracts are categorized within level 3 of the fair value hierarchy.
Financial OTC and physical commodity options are valued using industry standard models that consider various assumptions, including quoted forward prices for commodities, time value, volatility factors, and contractual prices for the underlying instruments, as well as other relevant economic factors. The degree to which these inputs are observable in the forward markets determines whether the option is categorized within level 2 or level 3 of the fair value hierarchy.
28. Derivative financial instruments – continued

				$ million
		2017		2016
	Fair value asset	Fair value liability	Fair value asset	Fair value liability
Derivatives held for trading
Currency derivatives	237	(756)	167	(2,000)
Oil price derivatives	1,637	(1,281)	1,543	(952)
Natural gas price derivatives	3,580	(2,844)	3,780	(2,845)
Power price derivatives	885	(693)	768	(560)
Other derivatives	115	—	232	—
	6,454	(5,574)	6,490	(6,357)
Embedded derivatives
Commodity price contracts	—	(16)	—	(50)
Other embedded derivatives	—	(115)	—	(100)
	—	(131)	—	(150)
Cash flow hedges
Currency forwards, futures and cylinders	35	(35)	32	(451)
Cross-currency interest rate swaps	—	—	—	(154)
	35	(35)	32	(605)
Fair value hedges
Currency forwards, futures and swaps	460	(523)	22	(1,159)
Interest rate swaps	193	(306)	831	(233)
	653	(829)	853	(1,392)
	7,142	(6,569)	7,375	(8,504)
Of which – current	3,032	(2,808)	3,016	(2,991)
– non-current	4,110	(3,761)	4,359	(5,513)

Derivatives held for trading
The group maintains active trading positions in a variety of derivatives. The contracts may be entered into for risk management purposes, to satisfy supply requirements or for entrepreneurial trading. Certain contracts are classified as held for trading, regardless of their original business objective, and are recognized at fair value with changes in fair value recognized in the income statement. Trading activities are undertaken by using a range of contract types in combination to create incremental gains by arbitraging prices between markets, locations and time periods. The net of these exposures is monitored using market value-at-risk techniques as described in Note 27.
The following tables show further information on the fair value of derivatives and other financial instruments held for trading purposes.
Derivative assets held for trading have the following fair values and maturities.

							$ million
							2017
	Less than 1 year	1-2 years	2-3 years	3-4 years	4-5 years	Over 5 years	Total
Currency derivatives	186	31	8	5	3	4	237
Oil price derivatives	1,280	177	99	66	14	1	1,637
Natural gas price derivatives	1,122	609	428	328	288	805	3,580
Power price derivatives	420	188	81	60	38	98	885
Other derivatives	—	—	—	—	—	115	115
	3,008	1,005	616	459	343	1,023	6,454

							$ million
							2016
	Less than 1 year	1-2 years	2-3 years	3-4 years	4-5 years	Over 5 years	Total
Currency derivatives	102	34	20	2	7	2	167
Oil price derivatives	1,178	201	91	49	22	2	1,543
Natural gas price derivatives	1,238	647	424	313	267	891	3,780
Power price derivatives	305	164	114	58	53	74	768
Other derivatives	132	—	—	—	—	100	232
	2,955	1,046	649	422	349	1,069	6,490

At 31 December 2016 the group had a contingent consideration receivable in respect of the disposal of the Texas City refinery. The sale agreement contained an embedded derivative and had been designated at fair value through profit or loss and shown within other derivatives held for trading, within level 3 of the fair value hierarchy. The valuation was dependent on refinery throughput and future margins and final payment was received in 2017.
28. Derivative financial instruments – continued
Derivative liabilities held for trading have the following fair values and maturities.

							$ million
							2017
	Less than 1 year	1-2 years	2-3 years	3-4 years	4-5 years	Over 5 years	Total
Currency derivatives	(92)	(232)	(66)	(188)	(99)	(79)	(756)
Oil price derivatives	(1,120)	(118)	(33)	(4)	(6)	—	(1,281)
Natural gas price derivatives	(973)	(410)	(334)	(224)	(194)	(709)	(2,844)
Power price derivatives	(337)	(134)	(63)	(39)	(29)	(91)	(693)
	(2,522)	(894)	(496)	(455)	(328)	(879)	(5,574)

							$ million
							2016
	Less than 1 year	1-2 years	2-3 years	3-4 years	4-5 years	Over 5 years	Total
Currency derivatives	(379)	(36)	(402)	(101)	(338)	(744)	(2,000)
Oil price derivatives	(787)	(105)	(40)	(11)	(3)	(6)	(952)
Natural gas price derivatives	(947)	(421)	(257)	(258)	(197)	(765)	(2,845)
Power price derivatives	(201)	(126)	(81)	(39)	(31)	(82)	(560)
	(2,314)	(688)	(780)	(409)	(569)	(1,597)	(6,357)

The following table shows the fair value of derivative assets and derivative liabilities held for trading, analysed by maturity period and by methodology of fair value estimation. This information is presented on a gross basis, that is, before netting by counterparty.

							$ million
							2017
	Less than 1 year	1-2 years	2-3 years	3-4 years	4-5 years	Over 5 years	Total
Fair value of derivative assets
Level 2	3,663	1,003	438	244	140	135	5,623
Level 3	386	258	231	226	211	899	2,211
	4,049	1,261	669	470	351	1,034	7,834
Less: netting by counterparty	(1,041)	(256)	(53)	(11)	(8)	(11)	(1,380)
	3,008	1,005	616	459	343	1,023	6,454
Fair value of derivative liabilities
Level 2	(3,338)	(953)	(358)	(289)	(163)	(166)	(5,267)
Level 3	(225)	(197)	(191)	(177)	(173)	(724)	(1,687)
	(3,563)	(1,150)	(549)	(466)	(336)	(890)	(6,954)
Less: netting by counterparty	1,041	256	53	11	8	11	1,380
	(2,522)	(894)	(496)	(455)	(328)	(879)	(5,574)
Net fair value	486	111	120	4	15	144	880

							$ million
							2016
	Less than 1 year	1-2 years	2-3 years	3-4 years	4-5 years	Over 5 years	Total
Fair value of derivative assets
Level 2	3,962	1,035	509	208	117	189	6,020
Level 3	448	265	249	243	241	906	2,352
	4,410	1,300	758	451	358	1,095	8,372
Less: netting by counterparty	(1,455)	(254)	(109)	(29)	(9)	(26)	(1,882)
	2,955	1,046	649	422	349	1,069	6,490
Fair value of derivative liabilities
Level 2	(3,610)	(778)	(701)	(249)	(401)	(872)	(6,611)
Level 3	(159)	(164)	(188)	(189)	(177)	(751)	(1,628)
	(3,769)	(942)	(889)	(438)	(578)	(1,623)	(8,239)
Less: netting by counterparty	1,455	254	109	29	9	26	1,882
	(2,314)	(688)	(780)	(409)	(569)	(1,597)	(6,357)
Net fair value	641	358	(131)	13	(220)	(528)	133

28. Derivative financial instruments – continued
Level 3 derivatives
The following table shows the changes during the year in the net fair value of derivatives held for trading purposes within level 3 of the fair value hierarchy.

					$ million
	Oil price	Natural gas price	Power price	Other	Total
Fair value contracts at 1 January 2017	68	145	(147)	231	297
Gains (losses) recognized in the income statement	76	161	61	15	313
Settlements	(68)	(35)	(113)	(131)	(347)
Transfers out of level 3	(9)	(206)	(27)	—	(242)
Net fair value of contracts at 31 December 2017	67	65	(226)	115	21
Deferred day-one gains (losses)					503
Derivative asset (liability)					524

					$ million
	Oil price	Natural gas price	Power price	Other	Total
Fair value contracts at 1 January 2016	169	214	91	292	766
Gains (losses) recognized in the income statement	(37)	1	(82)	139	21
Settlements	(63)	(51)	(145)	(200)	(459)
Transfers out of level 3	(1)	(19)	(11)	—	(31)
Net fair value of contracts at 31 December 2016	68	145	(147)	231	297
Deferred day-one gains (losses)					427
Derivative asset (liability)					724

The amount recognized in the income statement for the year relating to level 3 held-for-trading derivatives still held at 31 December 2017 was a $234-million gain (2016 $253-million loss related to derivatives still held at 31 December 2016).
Derivative gains and losses
The group enters into derivative contracts including futures, options, swaps and certain forward sales and forward purchases contracts, relating to both currency and commodity trading activities. Gains or losses arise on contracts entered into for risk management purposes, optimization activity and entrepreneurial trading. They also arise on certain contracts that are for normal procurement or sales activity for the group but that are required to be fair valued under accounting standards. These gains and losses are included within sales and other operating revenues in the income statement. Also included within this line item are gains and losses on inventory held for trading purposes. The total amount relating to all these items (excluding gains and losses on realized physical derivative contracts that have been reflected gross in the income statement within sales and purchases) was a net gain of $1,983 million (2016 $1,435 million net gain and 2015 $5,508 million net gain). This number does not include gains and losses on realized physical derivative contracts that have been reflected gross in the income statement within sales and purchases or the change in value of transportation and storage contracts which are not recognized under IFRS, but does include the associated financially settled contracts. The net amounts for actual gains and losses relating to these derivative contracts and all related items therefore differ significantly from the amounts disclosed above.
The group also enters into derivative contracts including futures, options, swaps and certain forward sales and forward purchase contracts primarily relating to foreign currency risk management activities. Gains and losses on these contracts are included within production and manufacturing expenses in the income statement. The change in the unrealized value of these contracts was a net gain of $1,420 million (2016 $154 million net loss and 2015 $833 million net loss), however the gains and losses in each year are largely offset by opposing net foreign exchange differences on retranslation of the associated non-US dollar debt. The net amounts for actual gains and losses relating to these derivative contracts and all related items therefore differ significantly from the amounts disclosed above.
Cash flow hedges
At 31 December 2017, the group held currency forwards used to hedge the foreign currency risk of highly probable forecast transactions. Note 27 outlines the group’s approach to foreign currency exchange risk management. For cash flow hedges the group only claims hedge accounting for the spot value on the currency with any fair value attributable to forward points taken immediately to the income statement. The amounts remaining in equity at 31 December 2017 in relation to these cash flow hedges consist of deferred losses of $21 million maturing in 2018, deferred gains of $8 million maturing in 2019 and deferred gains of $2 million maturing in 2020 and beyond.
Fair value hedges
At 31 December 2017, the group held interest rate and cross-currency interest rate swap contracts as fair value hedges of the interest rate risk and foreign currency risk on fixed rate debt issued by the group. The gain on the hedging derivative instruments recognized in the income statement in 2017 was $364 million (2016 $316-million loss and 2015 $788-million loss) offset by a loss on the fair value of the finance debt of $394 million (2016 $270-million gain and 2015 $833-million gain).
The interest rate and cross-currency interest rate swaps mature within one to twelve years, and have the same maturity terms as the debt that they are hedging. They are used to convert sterling, euro, Swiss franc, Australian dollar, Canadian dollar, Norwegian krone and Hong Kong dollar denominated fixed rate borrowings into floating rate debt. Note 27 outlines the group’s approach to interest rate and foreign currency exchange risk management.